Consolidated Statements Of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents (Notes 5,6,7 and 45)		₩ 2,029,584	₩ 1,810,129
Current financial assets, net (Notes 5,6,9,11,12,13,45 and 47)		2,800,220	1,586,509
Trade and other receivables, net (Notes 5,8,20,24,45,46 and 47)		7,918,470	7,701,452
Inventories, net (Note 14)		6,742,909	7,050,700
Income tax refund receivables (Note 41)		49,675	99,718
Current non-financial assets (Note 15)		1,020,158	1,206,377
Assets held for sale (Note 16 and 42)		925	28,116
Total current assets		20,561,941	19,483,001
Non-current assets
Non-current financial assets, net (Notes 5,6,9,10,11,12,13,45 and 47)		2,472,821	2,563,498
Non-current trade and other receivables, net (Notes 5,8,20,45,46 and 47)		1,861,569	2,002,297
Property, plant and equipment, net (Notes 18,24,27 and 49)		168,709,387	164,701,827
Investment properties, net (Notes 19 and 27)		225,195	158,580
Goodwill (Notes 16 and 51)		98,166	97,977
Intangible assets other than goodwill, net (Notes 21,27 and 46)		1,055,730	1,069,976
Investments in associates (Notes 4 and 17)		4,250,787	4,251,802
Investments in joint ventures (Notes 4 and 17)		1,919,746	1,663,029
Defined benefit assets, net (Note 25)		7,231	1,047
Deferred tax assets (Note 41)		1,733,146	1,437,829
Non-current non-financial assets (Note 15)		246,392	166,929
Total non-current assets		182,580,170	178,114,791
Total Assets (Note 4)		203,142,111	197,597,792
Current liabilities
Trade and other payables, net (Notes 5,22,24,45 and 47)		6,256,521	6,649,402
Current financial liabilities, net (Notes 5,12,23,45 and 47)		10,724,689	8,930,903
Income tax payables (Note 41)		476,898	358,277
Current non-financial liabilities (Notes 20,28 and 29)		5,971,450	5,688,353
Current provisions (Notes 26 and 45)		2,451,664	2,604,721
Total current liabilities		25,881,222	24,231,656
Non-current liabilities
Non-current trade and other payables, net (Notes 5,22,24,45 and 47)		6,480,412	6,965,760
Non-current financial liabilities, net (Notes 5,12,23,45 and 47)		59,365,011	59,115,598
Non-current non-financial liabilities (Notes 28 and 29)		9,661,941	8,834,452
Employee benefits liabilities, net (Notes 25 and 45)		1,910,860	1,929,854
Deferred tax liabilities (Note 41)		9,100,247	8,564,775
Non-current provisions (Notes 26 and 45)		20,075,572	19,066,048
Total non-current liabilities		106,594,043	104,476,487
Total liabilities (Note 4)		132,475,265	128,708,143
Equity
Contributed capital (Notes 1,30 and 45)		4,053,578	4,053,578
Share capital		3,209,820	3,209,820
Share premium		843,758	843,758
Retained earnings (Note 31)		51,133,601	49,202,133
Legal reserves	[1]	1,604,910	1,604,910
Voluntary reserves		32,179,066	34,785,425
Unappropriated retained earnings		17,349,625	12,811,798
Other components of equity (Note 34)		14,109,501	14,240,607
Other capital surplus		1,224,105	1,226,364
Accumulated other comprehensive loss		(409,577)	(280,730)
Other equity		13,294,973	13,294,973
Equity attributable to owners of the controlling company		69,296,680	67,496,318
Non-controlling interests (Notes 16 and 33)		1,370,166	1,393,331
Total equity		70,666,846	68,889,649
Total liabilities and equity		₩ 203,142,111	₩ 197,597,792

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO's common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.